Income Taxes (Summary of Components of Income Tax Expense (Benefit)) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Current tax expense, Federal									$ 76,692	$ 62,331	$ 54,258
Current tax expense, State									7,881	4,491	3,630
Current tax expense, Total									84,573	66,822	57,888
Deferred tax (benefit) expense, Federal									(16,887)	(11,331)	(11,550)
Deferred tax (benefit) expense, State									(3,931)	592	(57)
Deferred tax (benefit) expense, Total									(20,818)	(10,739)	(11,607)
Total income tax expense (benefit)	$ 17,089	$ 16,053	$ 15,524	$ 15,089	$ 14,159	$ 15,936	$ 14,292	$ 11,696	$ 63,755	$ 56,083	$ 46,281